Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Notional Amounts of Outstanding Derivative Instruments

As at December 31, 2019, the Company had the following outstanding derivative instruments that were entered into to hedge Euro-denominated and Singapore dollar-denominated forecasted transactions:

In millions of Euros	Notional amount for hedge on forecasted R&D and other operating expenses	Notional amount for hedge on forecasted manufacturing costs
Forward contracts	203	333
Currency collars	243	309

In millions of Singapore dollars	Notional amount for hedge on forecasted R&D and other operating expenses	Notional amount for hedge on forecasted manufacturing costs
Forward contracts	—	143

Fair Value of Derivative Instruments

Information on fair value of derivative instruments and their location in the consolidated balance sheets as at December 31, 2019 and December 31, 2018 is presented in the table below:

	As at December 31, 2019		As at December 31, 2018
Asset Derivatives	Balance sheet location	Fair value	Balance sheet location	Fair value
Derivatives designated as a hedge:
Foreign exchange forward contracts	Other current assets	4	Other current assets	2
Currency collars	Other current assets	1	Other current assets	—
Total derivatives designated as a hedge		5		2
Derivatives not designated as a hedge:
Foreign exchange forward contracts	Other current assets	3	Other current assets	3
Total derivatives not designated as a hedge:		3		3
Total Derivatives		8		5

	As at December 31, 2019		As at December 31, 2018
Liability Derivatives	Balance sheet location	Fair value	Balance sheet location	Fair value
Derivatives designated as a hedge:
Foreign exchange forward contracts	Other payables and accrued liabilities	(4)	Other payables and accrued liabilities	(22)
Currency collars	Other payables and accrued liabilities	(2)	Other payables and accrued liabilities	(11)
Total derivatives designated as a hedge		(6)		(33)
Derivatives not designated as a hedge:
Foreign exchange forward contracts	Other payables and accrued liabilities	(1)	Other payables and accrued liabilities	(1)
Total derivatives not designated as a hedge:		(1)		(1)
Total Derivatives		(7)		(34)

Effect on Consolidated Statements of Income of Derivative Instruments

The effect on the consolidated statements of income for the year ended December 31, 2019 and December 31, 2018 and on the “Accumulated other comprehensive income (loss)” (“AOCI”) as reported in the statements of equity as at December 31, 2019 and December 31, 2018 of derivative instruments designated as cash flow hedge is presented in the table below:

	Gain (loss) deferred in OCI on derivative		Location of gain (loss) reclassified from OCI into earnings	Gain (loss) reclassified from OCI into earnings
	December 31, 2019	December 31, 2018		December 31, 2019	December 31, 2018
Foreign exchange forward contracts	(1)	(18)	Cost of sales	(36)	(2)
Foreign exchange forward contracts	—	(1)	Selling, general and administrative	(4)	(1)
Foreign exchange forward contracts	(1)	(6)	Research and development	(15)	(2)
Currency collars	(1)	(9)	Cost of sales	(15)	6
Currency collars	—	(1)	Selling, general and administrative	(2)	—
Currency collars	—	(4)	Research and development	(7)	—
Total	(3)	(39)		(79)	1

Effect on Consolidated Statements of Income of Derivative Instruments Not Designated as Hedge

The effect on the consolidated statements of income for the year ended December 31, 2019 and December 31, 2018 of derivative instruments not designated as a hedge is presented in the table below:

	Location of gain recognized in earnings	Gain recognized in earnings
		December 31, 2019	December 31, 2018
Foreign exchange forward contracts	Other income and expenses, net	1	9
Total		1	9

Schedule of Financial Assets (Liabilities) Measured at Fair Value on Recurring Basis

The table below details financial assets (liabilities) measured at fair value on a recurring basis as at December 31, 2019:

	Fair Value Measurements using
	December 31, 2019	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Marketable securities – U.S. Treasury debt securities	133	133	—	—
Equity securities measured at fair value through earnings	23	23	—	—
Derivative assets designated as cash flow hedge	5	—	5	—
Derivative liabilities designated as cash flow hedge	(6)	—	(6)	—
Derivative assets not designated as cash flow hedge	3	—	3	—
Derivative liabilities not designated as cash flow hedge	(1)	—	(1)	—
Contingent consideration on business combinations	—	—	—	—
Total	157	156	1	—

The table below details financial assets (liabilities) measured at fair value on a recurring basis as at December 31, 2018:

	Fair Value Measurements using
	December 31, 2018	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Marketable securities – U.S. Treasury debt securities	330	330	—	—
Equity securities measured at fair value through earnings	19	19	—	—
Derivative assets designated as cash flow hedge	2	—	2	—
Derivative liabilities designated as cash flow hedge	(33)	—	(33)	—
Derivative assets not designated as cash flow hedge	3	—	3	—
Derivative liabilities not designated as cash flow hedge	(1)	—	(1)	—
Contingent consideration on business combinations	—	—	—	—
Total	320	349	(29)	—

Fair Value Information on Other Financial Assets and Liabilities Recorded at Amortized Cost

The following table includes additional fair value information on financial assets and liabilities as at December 31, 2019 and 2018:

	2019			2018
	Level	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Cash equivalents (1)	1	1,691	1,691	2,138	2,138
Long-term debt
– Bank loans (including current portion)	2	718	718	594	594
– Senior unsecured convertible bonds (2)	1	1,354	2,103	1,316	1,501

(1)	Cash equivalents primarily correspond to deposits at call with banks.
(2)

The carrying amount of the senior unsecured convertible bonds as reported above corresponds to the liability component only.  For the convertible bonds issued on July 3, 2017 and outstanding as at December 31, 2017, the carrying amount of the senior unsecured convertible bonds corresponds to the liability component only, since, at initial recognition, an amount of $242 million was recorded directly in shareholders’ equity as the value of the equity instrument embedded in the convertible instrument.

Summary of Securities That Were in Unrealized Loss Position

There were no debt securities that were in an unrealized loss position as at December 31, 2019.  The table below details debt securities that were in an unrealized loss position as at December 31, 2018.  The securities are segregated by investment type and length of time that the individual securities have been in a continuous unrealized position as at December 31, 2018.

	December 31, 2018
	Less than 12 months		More than 12 months		Total
Description	Fair Values	Unrealized Losses	Fair Values	Unrealized Losses	Fair Values	Unrealized Losses
U.S. Treasury Bonds	—	—	330	(2)	330	(2)
Total	—	—	330	(2)	330	(2)